Convertible Note Arrangement (Tables)	12 Months Ended
Dec. 31, 2023
Convertible Note Arrangement
Summary of details of the convertible notes payable relating to the host debt portion

		Financial
	Convertible	Derivative
	Notes Payable	Liability	Total
Balance at January 1, 2022	$22,541	$37,715	$60,256
Effective interest	6,954	—	6,954
Foreign exchange loss	2,728	—	2,728
Interest payment	(3,183)	—	(3,183)
Gain on fair value derivative revaluation	—	(27,686)	(27,686)
Portion de-recognized due to conversions	(2,078)	(3,355)	(5,433)
Less: Accrued interest	(1,300)	—	(1,300)
Balance at December 31, 2022	$25,662	$6,674	$32,336
Effective interest	914	—	914
Foreign exchange loss	(22)	—	(22)
Loss on fair value derivative re-valuation	—	5,076	5,076
Less: Accrued interest	(356)	—	(356)
Balance at February 13, 2023	$26,198	$11,750	$37,948
Proceeds from 2028 Notes			20,013
Fair value used to settle 2026 Notes			57,961
Fair value of 2028 Notes			74,348
Loss before transaction costs			(16,387)
Transaction costs			(2,340)
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes			$(18,727)

Summary of details of the financial derivative liability related to embedded derivatives in the convertible note

	Convertible
	Notes
	Payable	Warrants	Royalty	Total
Balance at January 1, 2023	$—	$—	$—	$—
Initial recognition at fair value	60,108	13,519	721	74,348
Balance at February 13, 2023	60,108	13,519	721	74,348
Portion de-recognized due to conversions	(840)	—	—	(840)
Revaluation to fair value	(18,685)	(12,073)	—	(30,758)
Foreign exchange gain	(482)	(25)	(9)	(516)
Accretion	—	—	146	146
Balance at December 31, 2023	$40,101	$1,421	$858	$42,380

Summary of finance costs

	December 31,	December 31,
	2023	2022
Gain (loss) on financial derivative liability - 2026 Notes	$(5,076)	$27,686
Loss on extinguishment of 2026 Notes and recognition of 2028 Notes	(18,727)	—
Fair value gain on convertible notes payable and warrants	30,758	—
Other	(272)	—
Balance at December 31	$6,683	$27,686